ProShares UltraShort Oura Investment Risks - ProShares UltraShort Oura	May 31, 2026
Prospectus [Line Items]
Risk [Text Block]	Principal Risks●IPO Risk – Oura Inc. has not yet commenced its IPO. The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the limited number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Shares offered in an IPO may trade at prices that are below the initial public offering price. Accordingly, investments in shares of a company that recently commenced an IPO can involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in shares of a company that recently commenced an IPO may also involve high transaction costs and are subject to market risk and liquidity risk. Immediately following its IPO, OURA may experience abnormal returns and volatility. Such returns should not be expected to persist. The price of OURA could continue to be volatile and could decline in value significantly in the future. Although there can be no guarantee that the Fund will achieve its investment objective on any particular day, there is heightened risk that the Fund will not operate as intended immediately following the IPO and for a period of time thereafter.●Leverage Risk — The Fund uses leverage and will lose more money when the value of OURA rises than a similar fund that does not use leverage because leverage will magnify the performance of OURA. The use of such leverage increases the risk of a total loss of your investment. If OURA approaches a 50% gain at any point in the day, you could lose your entire investment. Such losses are more likely in OURA than in other more diversified investments. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage may be significant, will lower your returns, and may cause the Fund to lose money even if the value of OURA falls.If the Fund’s ability to obtain exposure to OURA consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain inverse leveraged exposure to OURA will cause the Fund’s performance to deviate from its investment objective. There is a heightened risk that the Fund will be unable to obtain exposure to OURA consistent with its investment objective immediately following the OURA IPO and for a period of time thereafter. Disruptions in the Fund’s ability to obtain inverse leveraged exposure during this period will cause the Fund’s performance to deviate from its investment objective.●Liquidity Risk — The market for OURA is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of OURA. During such periods of illiquidity, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may be unable to rebalance its exposure properly which may result in significantly more or less exposure and losses to the Fund. In such an instance, the Fund may increase its transaction fee, change its investment objective, reduce its exposure or close.
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●OURA Investing Risk – The Fund’s performance depends on the performance of OURA. Investments in OURA and consequently investments in the Fund involve a high degree of risk. The price of OURA can be affected by a number of factors.For example, Oura operates in a rapidly changing and highly competitive industry. Returns depend in part on Oura’s ability to develop and commercialize new and improved products, attract and retain members, and generate sales of Oura Ring and subscriptions to Oura Membership, which account for substantially all of its revenue. Oura’s recent rapid growth and limited operating history may not be indicative of future results, and it may be unable to maintain profitability. Oura’s performance may be affected by changes in consumer preferences and discretionary spending, demand forecasting, pricing pressure, rising product and component costs, seasonality, inventory management, brand reputation, marketing effectiveness, and international expansion. Oura relies on a limited number of contract manufacturers, suppliers, retail partners, and enterprise customers, and manufacturing constraints, trade tensions, tariffs, shipping disruptions, or changes in key business relationships could adversely affect its operations. Product defects, safety issues, inaccurate health metrics or insights, risks associated with the use of artificial intelligence and machine learning technologies, or inadequate customer support could result in recalls, litigation, regulatory scrutiny, or reputational harm. Oura relies on complex information technology systems and third-party service providers, including data centers, and uses open-source software. Cybersecurity incidents, data breaches, service interruptions, or infrastructure limitations could compromise sensitive health and biometric data or disrupt operations. Oura relies on information technology systems and third-party service providers, including data centers, and uses open-source software in certain products and services. Cybersecurity incidents, data breaches, service interruptions, or infrastructure limitations could compromise sensitive health and biometric data or disrupt operations. Oura is subject to evolving laws and regulations relating to privacy, data protection, cybersecurity, consumer protection,health claims, and medical devices, including the risk that products marketed as general wellness products become subject to additional regulatory requirements. Oura may also face intellectual property disputes, difficulty protecting its intellectual property rights, adverse tax developments, unsuccessful acquisitions or strategic alliances, inaccurate operating metrics, or limited access to capital. Oura’s business also depends on its ability to attract and retain key personnel. Fluctuations in quarterly financial results or substantial sales of shares by existing stockholders could adversely affect its stock price. Oura has no or limited trading history, it is uncertain how they will trade in response to company-specific events, changes in macroeconomic conditions, or periods of abnormal volatility. As a result, Oura may experience significant and unexpected price fluctuations. Any of these factors may materially and adversely impact the price of OURA, increase the volatility of an investment in OURA and have a negative impact on the performance of the Fund.
Short Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Short or Inverse Investing Risk — You will lose money when OURA rises – a result that is the opposite from a traditional fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of OURA’s returns and OURA’s volatility (how much the value of OURA moves up and down from day-to-day) on your holding period return. OURA’s volatility has a negative impact on Fund returns. During periods of higher volatility, OURA’s volatility may affect the Fund’s returns as much as or more than the return of OURA. OURA has not yet commenced its IPO. As a result, there is a limited trading history for OURA and limited information is available regarding the impact of longer holding periods on returns. It’s important that you understand that OURA has a limited trading history when considering whether to purchase shares or hold shares over time. Immediately following its IPO, OURA may experience abnormal returns and volatility. Such returns should not be expected to persist.The following table illustrates the impact of OURA’s volatility and OURA’s return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller OURA price gains or losses and higher volatility in price of OURA. Your return will tend to be better than the Daily Target when there are larger OURA price gains or losses and lower volatility in the price of OURA. You may lose money when the return on OURA is flat (i.e., close to zero) and you may lose money when the price of OURA falls. The table uses hypothetical annualized volatility in the price of OURA and return on OURA (derived from the first year of trading history of large-, mid-, and small-cap companies that completed an IPO between September 30, 2021 and September 30, 2026) to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual Fund returns, and was not derived from actual OURA returns (given its limited trading history). Each row corresponds to the level of a hypothetical return on OURA for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of OURA. For example, the Fund may mistakenly be expected to achieve a -40% return if the annual returns on OURA were 20%. However, as the table shows, with a one-year return on OURA of 20% and an annualized volatility in the price of OURA of 50%%, the Fund could be expected to return -67.20%. Actual returns and volatility for OURA over a one-year period could be substantially higher or lower than the figures presented in the table and could result in different Fund returns that those presented in the table.The range of hypothetical annualized OURA volatility used in the table is especially high, reflecting the fact that the price of companies in the year following an IPO is historically highly volatile. Newly offered companies are often subject to extreme price volatility and speculative trading during and for a period of time after the IPO. Trading prices of OURA may experience significant volatility. Such volatility may persist. In light of this, you should carefully consider the significant negative impact of volatility on Fund returns and the potential for significant losses on your investment in the Fund, when considering whether to hold shares of the Fund for longer periods.Estimated Fund ReturnsOURA PerformanceOne Year Volatility RateOneYearOURATwo timesthe inverse(-2x) of theOne YearOURA10%25%50%75%100%-60%120%506.5%418.1%195.2%15.6%-68.9%-50%100%288.2%231.6%88.9%-26.0%-80.1%-40%80%169.6%130.3%31.2%-48.6%-86.2%-30%60%98.1%69.2%-3.6%-62.2%-89.8%-20%40%51.6%29.5%-26.2%-71.1%-92.2%-10%20%19.8%2.3%-41.7%-77.2%-93.9%0%0%-3.0%-17.1%-52.8%-81.5%-95.0%10%-20%-19.8%-31.5%-61.0%-84.7%-95.9%20%-40%-32.6%-42.4%-67.2%-87.2%-96.5%30%-60%-42.6%-50.9%-72.0%-89.1%-97.1%40%-80%-50.5%-57.7%-75.9%-90.6%-97.5%50%-100%-56.9%-63.2%-79.0%-91.8%-97.8%60%-120%-62.1%-67.6%-81.5%-92.8%-98.1%Assumes: (a) no dividends paid with respect to OURA; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. The borrowing/lending rates to obtain inverse leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.The average first-year annualized volatility rate for large-, mid-, and small-cap companies that completed an IPO between September 30, 2021 and September 30, 2026 was 80.40%. The highest first-year volatility rate among these companies was 348.74%. The average first-year total return performance for these companies was 8.31%. The lowest first-year total return performance for these companies was –99.97%. For more information and additional charts illustrating the effects of volatility and returns at higher rates of volatility, see “Special Considerations for a -2x Daily Objective Fund” in the Fund’s Statement of Additional Information. The historical volatility and performance of large-, mid-, and small-cap companies in the first year following an IPO do not predict the future volatility and performance of OURA. Actual returns and volatility for OURA in the first year following its IPO could be substantially higher or lower. For more information, including additional graphs and charts demonstrating the effects of volatility and return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a -2x Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the price of OURA. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s inverse leveraged exposure to OURA is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to OURA that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.
Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Swap Risk — Like all derivatives, the use of swaps may expose the Fund to greater counterparty risk and correlation risk. The terms of a swap agreement between the Fund and a counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if OURA has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly concentrated like OURA. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective. The Fund may be unable to find counterparties willing to enter into swap agreements during periods of volatility in the price of OURA or other market conditions that may exist immediately following the OURA IPO and for a period of time thereafter. When the Fund invests in swaps that use OURA as the reference asset, the Fund will be subject to the risks of OURA.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. Such losses may be significant. Counterparty defaults or bankruptcies may result in significant delays in payments and increased costs. Counterparty risk may increase during periods of financial market stress or when market liquidity is reduced. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if OURA has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly volatile and concentrated like OURA. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market, social, geopolitical and economic developments,including changes in interest and currency rates, inflation (or expectations for inflation), deflation (or expectations for deflation), global demand for particular products or resources, market instability, debt crises, embargoes, tariffs, sanctions and other trade barriers, regulatory or governmental trade or market control programs, recessions, supply chain disruptions, labor disturbances, environmental or man-made disasters, war, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), social unrest and other unforeseeable events.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund. The Fund’s investments in money market instruments through an affiliated ETF are subject to the additional risk that the ETF’s share price may fluctuate, including deviating from its net asset value during illiquid markets or during periods of high redemption activity.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Fund’s investment exposure is concentrated in the industry in which OURA operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries. As of the date of this prospectus, OURA is expected to be included in the consumer discretionary industry group.
Consumer Discretionary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Consumer Discretionary Industry Risk — Companies in this industry may experience: impact of changing economic conditions, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer, (e.g., OURA) and in financial instruments with a single counterparty or a few counterparties. A decline in the price of OURA should be expected to result in a significant decline in the price of the Fund. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on a single corporate, political, regulatory, market and economic event as compared to a more diversified portfolio of investments. In addition, the Fund’s exposure to a single counterparty or a few counterparties may increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and that a material decline in the assets of the Fund will result in the termination of any swap agreements.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to OURA until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of OURA. Further, disruptions in the Fund’s creation and redemption process, including during periods of significant volatility in the price of OURA, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. Shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. These risks may be heightened immediately following the OURA IPO and for a period of time thereafter.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on OURA shares. A halt in trading of OURA is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund has a limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.